Cash and cash equivalents; short-term deposits	9 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents; short-term deposits	Cash and cash equivalents; short-term deposits

	At December 31, 2019	At September 30, 2020
	(in thousands)
Cash at banks	$2,591	$10,378
Cash equivalents	11,507	7
Short-term deposits	—	14,900
Cash, cash equivalents and deposits	$14,098	$25,285
Cash at banks earns no interest. Cash equivalents in money market funds and term deposits are invested for short-term periods depending on the immediate cash requirements of the Company, and earn interest at market rates for short-term investments. The fair value of cash and cash equivalents is equal to book value. Most of the cash and cash equivalents is held in U.S. dollar and euros as follows:

	At December 31, 2019	At September 30, 2020
	(in thousands)
U.S. dollar denominated accounts	$13,702	$21,006
Euro denominated accounts	301	4,033
GBP denominated accounts	37	58
SGP denominated accounts	12	59
NIS denominated accounts	19	97
RMB denominated accounts	11	13
Other currencies denominated accounts	16	19
Cash, cash equivalents and deposits	$14,098	$25,285